Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BALANCED CAPITAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Supplement [Text Block]	bbcfi_SupplementTextBlock

BLACKROCK BALANCED CAPITAL FUND, INC.

(the “Fund”)

Supplement dated May 23, 2017

to the Summary Prospectus and the Prospectus of the Fund, each dated January 27, 2017, as amended or supplemented to date

The Fund invests a significant portion of its equity assets in the Master Large Cap Core Portfolio (the “Core Portfolio”), a series of Master Large Cap Series LLC (“Master Large Cap LLC”). On March 23, 2017, the Board of Directors of Master Large Cap LLC approved a change in the name of the Core Portfolio to “Master Advantage Large Cap Core Portfolio” and certain changes to the Core Portfolio’s investment strategies and investment process. In addition, fund management has determined to make certain changes to the Core Portfolio’s portfolio management team. All of these changes are expected to become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Core Portfolio’s Name

Master Large Cap Core Portfolio, a series of Master Large Cap Series LLC, is renamed Master Advantage Large Cap Core Portfolio.

Change in the Fund’s Investment Strategies and Risks

The first, second, third and fourth paragraphs in the section of the Summary Prospectus entitled “Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Investment Strategies of the Fund” and the first, second, third and fourth paragraphs in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund invests in equity securities (including common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock) and fixed-income securities (including debt securities, convertible securities and short term securities). The Fund may make investments directly in equity and fixed-income securities, indirectly through one or more funds that invest in such securities, or in a combination of securities and funds. Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. This flexibility is the keystone of the Fund’s investment strategy. The Fund intends to invest at least 25% of its assets in equity securities and at least 25% of its assets in senior fixed-income securities, such as U.S. government debt securities, corporate debt securities, and mortgage-backed and asset-backed securities. The Fund may also enter into dollar rolls. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). The Russell 1000 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S. dollar-denominated securities of foreign issuers without limit. The Fund may invest in debt securities of any duration or maturity. The Fund will invest primarily in fixed-income securities that are rated investment grade, but may also invest in fixed-income securities rated below investment grade or unrated securities of equivalent credit quality.

The Fund intends to invest a significant portion of its fixed-income assets in the Master Total Return Portfolio (the “Total Return Portfolio”) of Master Bond LLC (“Master Bond LLC”). The investment objective of the Total Return Portfolio is to realize total return that exceeds that of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund intends to invest a significant portion of its equity assets in the Master Advantage Large Cap Core Portfolio (the “Core Portfolio” and together with the Total Return Portfolio, the “Master Portfolios”) of Master Large Cap Series LLC (“Master Large Cap LLC”). The investment objective of the Core Portfolio is to seek long-term capital growth.

The Total Return Portfolio invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The Core Portfolio primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). The Core Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Core Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Total Return Portfolio may use derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps, for hedging purposes, as well as to increase the return on its portfolio investments. The Total Return Portfolio may also invest in credit-linked or structured notes or other instruments evidencing interests in entities that hold or represent interests in fixed-income securities. The Core Portfolio may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Core Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Core Portfolio, the Core Portfolio may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 1000 Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Core Portfolio’s assets.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Risks of Investing in the Fund” are amended to add the following risk:

•	“New Issues” Risk — “New Issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

BLACKROCK BALANCED CAPITAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbcfi_SupplementTextBlock

BLACKROCK BALANCED CAPITAL FUND, INC.

(the “Fund”)

Supplement dated May 23, 2017

to the Summary Prospectus and the Prospectus of the Fund, each dated January 27, 2017, as amended or supplemented to date

The Fund invests a significant portion of its equity assets in the Master Large Cap Core Portfolio (the “Core Portfolio”), a series of Master Large Cap Series LLC (“Master Large Cap LLC”). On March 23, 2017, the Board of Directors of Master Large Cap LLC approved a change in the name of the Core Portfolio to “Master Advantage Large Cap Core Portfolio” and certain changes to the Core Portfolio’s investment strategies and investment process. In addition, fund management has determined to make certain changes to the Core Portfolio’s portfolio management team. All of these changes are expected to become effective on or about June 12, 2017.

Effective on or about June 12, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Core Portfolio’s Name

Master Large Cap Core Portfolio, a series of Master Large Cap Series LLC, is renamed Master Advantage Large Cap Core Portfolio.

Change in the Fund’s Investment Strategies and Risks

The first, second, third and fourth paragraphs in the section of the Summary Prospectus entitled “Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Investment Strategies of the Fund” and the first, second, third and fourth paragraphs in the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Fund invests in equity securities (including common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock) and fixed-income securities (including debt securities, convertible securities and short term securities). The Fund may make investments directly in equity and fixed-income securities, indirectly through one or more funds that invest in such securities, or in a combination of securities and funds. Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. This flexibility is the keystone of the Fund’s investment strategy. The Fund intends to invest at least 25% of its assets in equity securities and at least 25% of its assets in senior fixed-income securities, such as U.S. government debt securities, corporate debt securities, and mortgage-backed and asset-backed securities. The Fund may also enter into dollar rolls. The Fund primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). The Russell 1000 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The Fund may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of the Fund’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that the Fund may invest in such U.S. dollar-denominated securities of foreign issuers without limit. The Fund may invest in debt securities of any duration or maturity. The Fund will invest primarily in fixed-income securities that are rated investment grade, but may also invest in fixed-income securities rated below investment grade or unrated securities of equivalent credit quality.

The Fund intends to invest a significant portion of its fixed-income assets in the Master Total Return Portfolio (the “Total Return Portfolio”) of Master Bond LLC (“Master Bond LLC”). The investment objective of the Total Return Portfolio is to realize total return that exceeds that of the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund intends to invest a significant portion of its equity assets in the Master Advantage Large Cap Core Portfolio (the “Core Portfolio” and together with the Total Return Portfolio, the “Master Portfolios”) of Master Large Cap Series LLC (“Master Large Cap LLC”). The investment objective of the Core Portfolio is to seek long-term capital growth.

The Total Return Portfolio invests primarily in a diversified portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed and asset-backed securities, convertible securities, preferred securities and government debt obligations. The Core Portfolio primarily intends to invest in equity securities or other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). The Core Portfolio primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time, the Core Portfolio may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Total Return Portfolio may use derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps, for hedging purposes, as well as to increase the return on its portfolio investments. The Total Return Portfolio may also invest in credit-linked or structured notes or other instruments evidencing interests in entities that hold or represent interests in fixed-income securities. The Core Portfolio may use derivatives, including options, futures, swaps, forward contracts and contracts for difference, both to seek to increase the return of the Core Portfolio and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to effectively manage cash flows into or out of the Core Portfolio, the Core Portfolio may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 1000 Index. The use of options, futures, swaps, forward contracts and contracts for difference can be effective in protecting or enhancing the value of the Core Portfolio’s assets.

The section of the Summary Prospectus entitled “Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Fund, Inc. — Principal Risks of Investing in the Fund” are amended to add the following risk:

•	“New Issues” Risk — “New Issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.